Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
US Federal Tax Rate
A reconciliation of the Company's statutory U.S. federal tax rate and its effective tax rate is as follows:

Description	Year Ended June 30, 2016	Year Ended June 30, 2015
Statutory U.S. federal tax rate	35.00%	35.00%
State and local income taxes - net of federal benefit	10.37%	10.37%
Valuation allowance	(45.37)%	(45.37)%

Effective tax rate	—%	—%

Schedule of Deferred Tax Assets
The components of deferred taxes as of June 30, 2016, are as follows:

Deferred tax assets:	(in thousands)
Share-based compensation	$92,824
Start-up expenditures	4,799
Other	2,043
Operating loss carryforward	79,476
Total deferred tax assets	179,142
Deferred tax liabilities:
Depreciation and amortization	(7,913)
Valuation allowance	(171,229)
Deferred tax asset, net	$—

The components of deferred taxes as of June 30, 2015, are as follows:

Deferred tax assets:	(in thousands)
Share-based compensation	$86,546
Start-up expenditures	5,236
Other	1,575
Operating loss carryforward	71,616
Total deferred tax asset	164,973
Deferred tax liabilities:
Depreciation and amortization	(6,156)
Valuation allowance	(158,817)
Deferred tax asset, net	$—